SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Nov. 26, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Stock Option Plans [Member]	Dec. 31, 2013 Stock Option Plans [Member]	Dec. 31, 2013 Non Qualified Options [Member] Minimum [Member]	Nov. 26, 2013 Exercise of over-allotment option [Member]	Dec. 31, 2011 Certain Holders Of Warrants [Member]	Dec. 31, 2011 Plenus [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member] Receipt On Account Of Shares [Member]
Shares issued during period, issued for cash	2,852,000							372,000
Purchase price per share	$ 7.00
Issuance of common shares, net of issuance expenses	$ 18,000	$ 17,956
Number of ordinary shares called by warrants		106,410							94,800	220,698
Exercise price		$ 0.48
Classification of warrants to equity				860
Exercise of warrants, shares											530,879	167,841
Proceeds from exercise of warrants		255
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares						100.00%	75.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.						110.00%
Number of ordinary shares reserved for issuance in stock option plans						2,450,625
Additional number of ordinary shares reserved for issuance in stock option plans					800,000
Unrecognized compensation costs related to non-vested share-based compensation		1,657
Unrecognized compensation cost, period for recognition		3 years
Total intrinsic value of options exercised during the period		$ 1,244	$ 1,170	$ 13